Long- Term Debt - Summary of Long-term Debt Instruments (Parenthetical) (Detail) - Notes Payable, Other Payables [Member] - Hercules Capital Inc [Member] - OAK Street Health Inc and Affiliates [Member]
9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Aug. 07, 2017
Debt Instrument [Line Items]
Long term debt variable interest rate percentage	9.75%	9.75%	9.75%
Long term debt description of variable interest rate spread	Prime Rate plus 5.00%
Debt instrument issue date	Aug. 07, 2017